Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive loss, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains/	benefit	other
	currency	(losses) on	pension	comprehensive
	items	securities	plan	income (loss)
	(in thousands)

Beginning balance, January 1, 2014	$951	23	(1,386)	(412)
Other comprehensive income (loss) before reclassifications	(170)	(33)	268	65
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	-	31	-	31
Ending balance, December 31, 2014	$781	21	(1,118)	(316)
Beginning balance, January 1, 2015	$781	21	(1,118)	(316)
Other comprehensive income (loss) before reclassifications	(573)	(63)	(731)	(1,367)
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	-	(196)	-	(196)
Ending balance, December 31, 2015	$208	(238)	(1,849)	(1,879)